Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Board, after due consultation with the Manager, has the right to request that the Manager replace any individual seconded to the Company, including, without limitation, Mr. Sabo as the Company’s Chief Executive Officer, subject to the terms and conditions of the Management Services Agreement and the LLC Agreement. We do not grant option awards and, therefore, the Company does not have a policy on the timing of awarding option-like awards in relation to the disclosure of material nonpublic information.